Derivatives and Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Value of Forward Exchange Contracts not Designated as Hedging Instruments
The fair value of forward exchange contracts not designated as hedging instruments are summarized below:

	June 30,	December 31,
(Amounts in thousands)	2012	2011
Current derivative assets	$8,427	$2,330
Noncurrent derivative assets	46	10
Current derivative liabilities	21,034	11,196
Noncurrent derivative liabilities	266	516

The fair value of forward exchange contracts not designated as hedging instruments are summarized below:

	Year Ended December 31,
	2011	2010
	(Amounts in thousands)
Current derivative assets	$2,330	$4,397
Noncurrent derivative assets	10	50
Current derivative liabilities	11,196	2,949
Noncurrent derivative liabilities	516	473

Summary of Fair Value of Interest Rate Swaps in Cash Flow Hedging Relationships
The fair value of interest rate swaps in cash flow hedging relationships are summarized below:

	June 30,	December 31,
(Amounts in thousands)	2012	2011
Current derivative assets	$—	$33
Noncurrent derivative assets	36	71
Current derivative liabilities	1,227	761
Noncurrent derivative liabilities	476	547

The fair value of interest rate swaps in cash flow hedging relationships are summarized below:

	Year Ended December 31,
	2011	2010
	(Amounts in thousands)
Current derivative assets	$33	$—
Noncurrent derivative assets	71	608
Current derivative liabilities	761	1,232
Noncurrent derivative liabilities	547	3

Impact of Net Changes in Fair Values of Forward Exchange Contracts Not Designated as Hedging Instruments
The impact of net changes in the fair values of forward exchange contracts not designated as hedging instruments are summarized below:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2012	2011	2012	2011
(Loss) gain recognized in income	$(4,522)	$4,528	$(5,641)	$10,103

The impact of net changes in the fair values of forward exchange contracts not designated as hedging instruments are summarized below:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
(Loss) gain recognized in income	$(3,655)	$(9,948)	$3,908

Impact of Net Changes in the Fair Values of Interest Rate Swaps in Cash Flow Hedging Relationships
The impact of net changes in the fair values of interest rate swaps in cash flow hedging relationships are summarized below:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2012	2011	2012	2011
Loss reclassified from accumulated other comprehensive income into income for settlements, net of tax	$(232)	$(396)	$(399)	$(808)
Loss recognized in other comprehensive income, net of tax	(144)	(1,073)	(703)	(1,237)

The impact of net changes in the fair values of interest rate swaps in cash flow hedging relationships are summarized below:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Loss reclassified from accumulated other comprehensive income into income for settlements, net of tax	$(1,492)	$(4,215)	$(5,980)
Loss recognized in other comprehensive income, net of tax	(1,799)	(1,392)	(2,473)
Cash flow hedging activity, net of tax	$(307)	$2,823	$3,507